Quarterly financial data (unaudited)	12 Months Ended
Dec. 31, 2022
Quarterly Financial Data [Abstract]
Quarterly financial data (unaudited)

15. Quarterly financial data (unaudited):

Summarized quarterly financial information for 2022 and 2021 is as follows:

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

	(dollars in thousands)
2022
Operating revenues	$420,442	$533,128	$704,265	$472,302
Operating margin	57,845	54,269	64,553	17,384
Net margin	21,980	18,167	32,097	(10,540)
2021
Operating revenues	$376,331	$358,127	$460,822	$409,583
Operating margin	64,573	53,035	46,025	30,748
Net margin	25,958	13,145	8,907	9,771